Subsequent Events (Details) - USD ($)		1 Months Ended	2 Months Ended
	Feb. 11, 2021	Nov. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events (Details) [Line Items]
Price per share				$ 10
Promissory note drawn (in Dollars)			$ 126,000
Founder shares hold by the sponsor (in Shares)	8,625,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate exercise price (in Dollars)		$ 750,000,000
Price per share		$ 10
Additional shares (in Shares)		10,000,000
Subscription agreements, description		Simultaneously with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed at a purchase price of $10.00 per share and $100 million in the aggregate for (i) 10 million shares of Broadscale Common Stock and (ii) in the case of certain PIPE Investors purchasing in excess of a specified number of shares of Broadscale Common Stock, an aggregate of 6,200,000 warrants exercisable for shares of Broadscale Common Stock (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (i) such date and time as the Merger Agreement is terminated in accordance with its terms, (ii) the mutual written agreement of the parties to such Subscription Agreement, and (iii) September 30, 2022, if the Closing has not occurred on or before such date.
Common Stock One [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share price		$ 12.5
Common Stock Two [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share price		15
Common Stock Three [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share price		17.5
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share		$ 0.0001
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Dividend stock shares (in Shares)	1.2